Accounts Receivable net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, net
Balance at beginning of year	$ 2,028,979	$ 2,361,778
Change of allowance for doubtful accounts	227,172	(284,191)
Foreign currency translation adjustment	32,295	(48,608)
Balance at end of year	$ 2,288,446	$ 2,028,979